Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Share capital [member] BHP Group Limited [member]	Share capital [member] BHP Group Plc [member]	Treasury shares [member] BHP Group Limited [member]	Treasury shares [member] BHP Group Plc [member]	Reserves [member]	Retained earnings [member]	Attributable to BHP shareholders [member]	Non-controlling interests [member]
Balance at Jun. 30, 2017	$ 62,726	$ 1,186	$ 1,057	$ (2)	$ (1)	$ 2,400	$ 52,618	$ 57,258	$ 5,468
Total comprehensive income	2,610					35	2,014	2,049	561
Transactions with owners:
Purchase of shares by ESOP Trusts	(96)			(87)	(9)			(96)
Employee share awards exercised net of employee contributions				81	10	(100)	9
Employee share awards forfeited						(1)	1
Accrued employee entitlement for unexercised awards	57					57		57
Distribution to non-controlling interests	(6)								(6)
Dividends	(3,130)						(2,291)	(2,291)	(839)
Balance at Dec. 31, 2017	62,161	1,186	1,057	(8)		2,391	52,351	56,977	5,184
Balance at Jun. 30, 2017	62,726	1,186	1,057	(2)	(1)	2,400	52,618	57,258	5,468
Total comprehensive income	4,726
Balance (Restated balance [member]) at Jun. 30, 2018	60,663	1,186	1,057	(5)		2,290	51,057	55,585	5,078
Balance at Jun. 30, 2018	60,670	1,186	1,057	(5)		2,290	51,064	55,592	5,078
Total comprehensive income	4,102					(58)	3,771	3,713	389
Transactions with owners:
Purchase of shares by ESOP Trusts	(82)			(79)	(3)			(82)
Employee share awards exercised net of employee contributions				68	$ 3	(48)	(23)
Employee share awards forfeited						(12)	12
Accrued employee entitlement for unexercised awards	61					61		61
Dividends	(3,986)						(3,356)	(3,356)	(630)
BHP Group Limited shares bought back and cancelled	(5,274)	(75)					(5,199)	(5,274)
Divestment of subsidiaries, operations and joint operations	(168)								(168)
Balance at Dec. 31, 2018	55,316	$ 1,111	$ 1,057	$ (16)		$ 2,233	46,262	50,647	$ 4,669
Impairment provision resulting from application of the Expected Credit Loss model | Impact of adopting IFRS 9 [member]	$ (7)						$ (7)	$ (7)